Business Combination and Other Transaction - Schedule of Allocation of the Purchase Price to Assets Acquired and Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Allocation of the Purchase Price to Assets Acquired and Liabilities [Abstract]
Cash and cash equivalents
Accounts Receivables	315
Intangible assets	381
Other current assets	333
Total assets acquired	1,029
Accounts payables	315
Other labilities	79
Deferred revenue	281
Total liabilities assumed	675
Total assets acquired, and liabilities assumed, net	354
Goodwill	$ 316